Group Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit/(loss) for the year	£ 3,181	£ (14,189)	£ 6,846
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(50)	(3,317)	8,506
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(195)	(4,049)	8,923
– reclassified and reported in profit for the year	0	552	5
– net investment hedges - net fair value gains/(losses) on derivatives	20	236	(578)
– net investment hedges - differences on exchange on borrowings	17	9	(21)
Cash flow hedges
– net fair value gains	65	59	81
– reclassified and reported in profit for the year	36	12	101
– tax on net fair value gains in respect of cash flow hedges	(23)	(23)	(17)
Investments held at fair value
– net fair value (losses)/gains	0	(6)	6
Associates
– share of OCI, net of tax	(13)	(107)	6
differences on exchange reclassified to profit or loss	43	0	0
Items that will not be reclassified subsequently to profit or loss:	(7)	(57)	201
Retirement benefit schemes
– net actuarial (losses)/gains	(19)	(106)	316
– movements in surplus restrictions	(14)	24	(39)
– tax on actuarial losses/(gains) in respect of subsidiaries	(1)	30	(95)
Investments held at fair value
– net fair value losses	(6)	0	0
Associates – share of OCI, net of tax	33	(5)	19
Other comprehensive income for the year	(57)	(3,374)	8,707
Total comprehensive income/(expense) for the year, net of tax	3,124	(17,563)	15,553
Attributable to:
Owners of the parent	3,013	(17,699)	15,370
Non-controlling interests	111	136	183
Total comprehensive income/(expense) for the year, net of tax	£ 3,124	£ (17,563)	£ 15,553